Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000005536 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000005536 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005536 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005536 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005536 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005536 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005536 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005536 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005536 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005536 | Athene Global Funding
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005536 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005536 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005536 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000005536 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000005536 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005536 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005536 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005536 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000005536 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005537 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000005537 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005537 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005537 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005537 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005537 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005537 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005537 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005537 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005537 | Athene Global Funding
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005537 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000005537 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000005537 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000005537 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000005537 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005537 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005537 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005537 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000005537 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166333 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000166333 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166333 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166333 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000166333 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166333 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166333 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166333 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166333 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166333 | Athene Global Funding
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000166333 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000166333 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000166333 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000166333 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000166333 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166333 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166333 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166333 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000166333 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000225824 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000225824 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225824 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225824 | Santander Drive Auto Receivables Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225824 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225824 | CarMax Auto Owner Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225824 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225824 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225824 | Verus Securitization Trust
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225824 | Athene Global Funding
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225824 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000225824 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000225824 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000225824 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000225824 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225824 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000225824 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000225824 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000225824 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%